Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Securities available-for-sale	$ 85,528	$ 97,663
Securities held-to-maturity	20,118	25,491
Equity securities	83	89
Loans held for sale	108	246
Bank-owned life insurance	13,554	13,218
Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	281,000	270,000
Carrying Value [Member]
Financial assets
Cash and cash equivalents	45,564	36,420
Securities available-for-sale	85,528	97,752
Securities held-to-maturity	20,688	25,758
Equity securities	83	89
Restricted stock	4,614	4,614
Loans held for sale	108	246
Net loans	543,067	511,226
Bank-owned life insurance	13,554	13,218
Accrued interest receivable	1,581	1,545
Financial liabilities
Deposits	606,498	583,259
Short-term borrowings	37,415	39,480
Other borrowings	8,525	11,409
Accrued interest payable	88	90
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	281	270
Fair Value [Member]
Financial assets
Cash and cash equivalents	45,464	36,420
Securities available-for-sale	85,528	97,663
Securities held-to-maturity	20,118	25,491
Equity securities	83	89
Loans held for sale	108	246
Net loans	543,076	513,106
Bank-owned life insurance	13,554	13,218
Accrued interest receivable	1,581	1,545
Financial liabilities
Deposits	604,441	583,691
Short-term borrowings	37,415	39,480
Other borrowings	8,251	10,365
Accrued interest payable	88	90
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	281	270
Fair Value [Member] | Level I [Member]
Financial assets
Cash and cash equivalents	45,464	36,420
Securities available-for-sale	996	998
Equity securities	37	43
Loans held for sale	108	246
Bank-owned life insurance	13,554	13,218
Accrued interest receivable	1,581	1,545
Financial liabilities
Deposits	490,007	473,467
Short-term borrowings	37,415	39,480
Accrued interest payable	88	90
Fair Value [Member] | Level II [Member]
Financial assets
Securities available-for-sale	84,532	96,665
Securities held-to-maturity	20,118	25,491
Fair Value [Member] | Level III [Member]
Financial assets
Equity securities	46	46
Net loans	543,076	513,106
Financial liabilities
Deposits	114,434	110,224
Other borrowings	8,251	10,365
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	$ 281	$ 270